Risk information - Effect of credit risk mitigation (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2024	Dec. 31, 2023
Risk information
Hedged exposures	kr 201.1	kr 209.8
Unhedged exposures	219.4	203.4
Gross exposure	420.5	413.2
Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	201.1	209.8
Unhedged exposures	162.5	144.1
Gross exposure	363.6	353.9
Central governments
Risk information
Hedged exposures	178.9	178.1
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.0
Central governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	178.9	178.1
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	166.0	162.7
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	166.0	162.7
Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	3.4	5.3
Central governments | Guarantee | Guarantees by other export credit agencies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	3.4	5.3
Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	9.5	10.1
Central governments | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	9.5	10.1
Regional governments
Risk information
Hedged exposures	1.8	2.3
Regional governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	1.8	2.3
Multilateral development banks
Risk information
Hedged exposures	0.7	1.0
Multilateral development banks | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	0.7	1.0
Financial institutions
Risk information
Hedged exposures	4.5	6.8
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.0
Financial institutions | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	4.5	6.8
Financial institutions | Guarantee
Risk information
Hedged exposures	4.5	6.8
Financial institutions | Guarantee | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	4.5	6.8
Corporates
Risk information
Hedged exposures	15.2	21.6
Unhedged exposures - hedge issuer in same group as counterparty	36.1	29.2
Corporates | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	15.2	21.6
Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	11.0	18.6
Corporates | Credit insurance from insurance companies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	11.0	18.6
Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	4.2	3.0
Corporates | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	4.2	3.0
Central governments
Risk information
Hedged exposures	72.2	71.2
Unhedged exposures	18.6	27.6
Gross exposure	90.8	98.8
Central governments | Central governments
Risk information
Hedged exposures	71.7	70.6
Central governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	71.6	70.3
Central governments | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	0.1	0.3
Central governments | Financial institutions
Risk information
Hedged exposures	0.1	0.1
Central governments | Financial institutions | Guarantee
Risk information
Hedged exposures	0.1	0.1
Central governments | Corporates
Risk information
Hedged exposures	0.4	0.5
Central governments | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	0.4	0.5
Regional governments
Risk information
Hedged exposures	0.9	1.1
Unhedged exposures	16.9	10.3
Gross exposure	17.8	11.4
Regional governments | Central governments
Risk information
Hedged exposures	0.9	1.1
Regional governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	0.9	1.1
Multilateral development banks
Risk information
Unhedged exposures	6.3	4.1
Gross exposure	6.3	4.1
Public sector entity
Risk information
Unhedged exposures	1.0
Gross exposure	1.0
Financial institutions
Risk information
Hedged exposures	21.5	7.7
Unhedged exposures	29.6	26.6
Gross exposure	51.1	34.3
Financial institutions | Central governments
Risk information
Hedged exposures	21.0	6.7
Financial institutions | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	21.0	6.7
Financial institutions | Regional governments
Risk information
Hedged exposures	0.5	1.0
Corporates
Risk information
Hedged exposures	106.5	129.8
Unhedged exposures	147.0	134.8
Gross exposure	253.5	264.6
Corporates | Central governments
Risk information
Hedged exposures	85.3	99.7
Corporates | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	72.5	84.6
Corporates | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	3.3	5.0
Corporates | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	9.5	10.1
Corporates | Regional governments
Risk information
Hedged exposures	1.3	1.3
Corporates | Multilateral development banks
Risk information
Hedged exposures	0.7	1.0
Corporates | Financial institutions
Risk information
Hedged exposures	4.4	6.7
Corporates | Financial institutions | Guarantee
Risk information
Hedged exposures	4.4	6.7
Corporates | Corporates
Risk information
Hedged exposures	14.8	21.1
Corporates | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	10.6	18.1
Corporates | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	4.2	kr 3.0
Equity exposures
Risk information
Unhedged exposures	0.0
Gross exposure	kr 0.0